INTANGIBLE ASSETS (Details) (Vaporfection International Inc. [Member])	Mar. 22, 2013
Vaporfection International Inc. [Member]
INTANGIBLE ASSETS (Details) [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired	100.00%